INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Trade receivables (Details) - USD ($)	Mar. 31, 2023	Jun. 30, 2022
Components of Consolidated Statement of Financial Position
Trade debtors	$ 159,409,095	$ 111,950,965
Allowance for impairment of trade debtors	(6,600,914)	(7,142,252)
Allowance for credit notes to be issued	(1,873,204)	(1,961,463)
Deferred checks	4,515,670	8,242,373
Trade receivables	157,090,795	111,752,310
Trade debtors	326,380	200,412
Non-current Trade receivables	326,380	200,412
Shareholders and other related parties
Components of Consolidated Statement of Financial Position
Shareholders and other related parties		640,258
Joint ventures and associates
Components of Consolidated Statement of Financial Position
Trade debtors	$ 1,640,148	$ 22,429